Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Schedule of Declared Distributions to Holders

The Company received proceeds from the issuance of Common Shares pursuant to the Public Offering as set forth in the table below:

Share Class	Net Proceeds
Subscriptions effective October 1, 2024
Class I	$93,248
Class S	$9,108
Approximate subscriptions effective November 1, 2024
Class I	$89,201
Class S	$5,595

The Board declared gross distributions to Class I and Class S shareholders of record as set forth in the table below:

Declaration Date	Record Date	Payment Date	Gross Distribution
Class I Distributions
August 2, 2024	October 31, 2024	November 27, 2024	$0.2200
November 14, 2024	November 30, 2024	December 27, 2024	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.0050
November 14, 2024	January 31, 2025	February 27, 2025	$0.1875
Class S Distributions
August 2, 2024	October 31, 2024	November 27, 2024	$0.2200
November 14, 2024	November 30, 2024	December 27, 2024	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.1875
November 14, 2024	December 30, 2024	January 30, 2025	$0.0050
November 14, 2024	January 31, 2025	February 27, 2025	$0.1875